UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.6%
Information Technology - 24.0%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	364,722	$84,013,713

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.-Class A	312,485	27,967,408
Cognex Corp.	469,158	20,098,729
IPG Photonics Corp. (a)	158,706	21,195,186

		69,261,323

IT Services - 9.1%
Cognizant Technology Solutions Corp.-Class A	381,511	26,335,704
Fiserv, Inc. (a)	887,770	70,400,161
PayPal Holdings, Inc. (a)	2,496,823	210,207,529
Visa, Inc.-Class A	2,697,551	371,857,405

		678,800,799

Semiconductors & Semiconductor Equipment - 3.4%
Texas Instruments, Inc.	329,710	30,606,979
Xilinx, Inc.	2,609,254	222,752,014

		253,358,993

Software - 6.3%
Adobe, Inc. (a)	476,850	117,190,656
Microsoft Corp.	3,059,133	326,745,996
Paycom Software, Inc. (a)	221,960	27,789,392

		471,726,044

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	1,097,982	240,304,340

		1,797,465,212

Health Care - 20.4%
Biotechnology - 5.8%
Biogen, Inc. (a)	699,345	212,789,703
Regeneron Pharmaceuticals, Inc. (a)	389,110	132,001,677
Vertex Pharmaceuticals, Inc. (a)	526,216	89,172,563

		433,963,943

Health Care Equipment & Supplies - 7.3%
Edwards Lifesciences Corp. (a)	1,372,395	202,565,502
Intuitive Surgical, Inc. (a)	437,138	227,827,583
Stryker Corp.	734,754	119,191,794

		549,584,879

Health Care Providers & Services - 3.9%
UnitedHealth Group, Inc.	1,115,488	291,532,789

Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	65,050	35,570,641

Pharmaceuticals - 2.9%
Zoetis, Inc.	2,367,458	213,426,338

		1,524,078,590

Company	Shares	U.S. $ Value
Consumer Discretionary - 14.9%
Internet & Direct Marketing Retail - 3.0%
Booking Holdings, Inc. (a)	120,550	$225,980,619

Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	502,074	42,324,838

Specialty Retail - 8.1%
Burlington Stores, Inc. (a)	250,329	42,928,920
Home Depot, Inc. (The)	1,581,334	278,125,024
TJX Cos., Inc. (The)	1,057,202	116,165,356
Ulta Salon Cosmetics & Fragrance, Inc. (a)	621,500	170,614,180

		607,833,480

Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc.-Class B	3,209,304	240,826,172

		1,116,965,109

Communication Services - 13.6%
Entertainment - 1.9%
Activision Blizzard, Inc.	1,283,752	88,643,076
Electronic Arts, Inc. (a)	593,550	54,001,179

		142,644,255

Interactive Media & Services - 11.3%
Alphabet, Inc.-Class C (a)	538,968	580,344,573
Facebook, Inc.-Class A (a)	1,724,605	261,777,793

		842,122,366

Media - 0.4%
Comcast Corp.-Class A	809,780	30,885,009

		1,015,651,630

Consumer Staples - 8.6%
Beverages - 5.5%
Constellation Brands, Inc.-Class A	657,620	131,017,633
Monster Beverage Corp. (a)	5,366,437	283,616,195

		414,633,828

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	1,000,830	228,819,763

		643,453,591

Industrials - 6.4%
Building Products - 2.8%
Allegion PLC	1,352,121	115,917,333
AO Smith Corp.	1,211,611	55,164,649
Lennox International, Inc.	184,128	38,830,754

		209,912,736

Commercial Services & Supplies - 1.4%
Copart, Inc. (a)	2,087,061	102,078,154

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.3%
Roper Technologies, Inc.	353,403	$99,977,709

Machinery - 0.4%
IDEX Corp.	268,540	34,056,243

Trading Companies & Distributors - 0.5%
Fastenal Co.	697,330	35,849,735

		481,874,577

Materials - 2.5%
Chemicals - 2.5%
Sherwin-Williams Co. (The)	481,224	189,347,207

Financials - 2.2%
Capital Markets - 2.2%
MarketAxess Holdings, Inc.	292,508	61,330,152
S&P Global, Inc.	575,350	104,897,812

		166,227,964

Total Common Stocks (cost $5,589,041,394)		6,935,063,880

SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (b)(c)(d) (cost $581,214,851)	581,214,851	581,214,851

Total Investments - 100.4% (cost $6,170,256,245) (e)		7,516,278,731
Other assets less liabilities - (0.4)%		(29,264,922)

Net Assets - 100.0%		$7,487,013,809

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,428,457,785 and gross unrealized depreciation of investments was $(82,435,299), resulting in net unrealized appreciation of $1,346,022,486.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Large Cap Growth Fund, Inc.

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$6,935,063,880		$	– 0	–	$	– 0	–	$6,935,063,880
Short - Term Investments	581,214,851			– 0	–		– 0	–	581,214,851

Total Investments in Securities	7,516,278,731			– 0	–		– 0	–	7,516,278,731
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$7,516,278,731		$	– 0	–	$	– 0	–	$7,516,278,731

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Fund	Market Value 7/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/18 (000)		Dividend Income (000)
Government Money Market Portfolio	$768,719		$458,070	$645,574	$581,215		$3,528
Government Money Market Portfolio*	– 0	–	4,653	4,653	– 0	–	1

Total	$768,719		$462,723	$650,227	$581,215		$3,529

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2018